Taxes On Income (Significant Components Of Deferred Tax Liabilities And Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Carryforward tax losses	$ 2,573	$ 2,275
Temporary differences	1,893	2,086
Intangible assets	344	230
Deferred tax assets before valuation allowance	4,810	4,591
Valuation allowance	(1,225)	(2,593)
Net deferred tax asset	3,585	1,998
Intangible assets, including goodwill	(577)	(481)
Unrealized gains on marketable securities	(693)	(91)
Deferred tax liability	(1,270)	(572)
Net deferred tax assets	2,315	1,426
Domestic [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax liability, net	(124)
Current deferred tax asset, net	466	615
Net deferred tax assets	342	615
Foreign [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax asset, net	1,070	811
Current deferred tax asset, net	903
Net deferred tax assets	$ 1,973	$ 811